                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marshfield Associates
Address:   21 Dupont Circle, NW
           Suite 500
           Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Julie Stapel
Title:   General Counsel
Phone:   (202) 828-6200

Signature, Place, and Date of Signing:


/s/ Julie Stapel                    Washington DC            2/14/07
---------------------------------   ----------------------   -------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     28-
        -----------------------------   ----------------------------------------
     [Repeat as necessary.]

                              Marshfield Associates
                                    FORM 13F
                                December 31, 2006

           COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER              CLASS        CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
American Express Company       COM             025816109     7911    130400 SH       Sole                   130400
Berkshire Hathaway Class A     COM             084670108    28927       263 SH       Sole                      263
Berkshire Hathaway Class B     COM             084670207    43316     11815 SH       Sole                    11815
Citigroup                      COM             172967101   114898   2062802 SH       Sole                  2062802
Fannie Mae                     COM             313586109     2361     39752 SH       Sole                    39752
Freddie Mac                    COM             313400301    11712    172490 SH       Sole                   172490
General Electric Company       COM             369604103      670     18008 SH       Sole                    18008
HomeFed Corp                   COM             43739D307     1870     28341 SH       Sole                    28341
Johnson & Johnson              COM             478160104    10805    163662 SH       Sole                   163662
Legg Mason Inc                 COM             524901105    42965    452029 SH       Sole                   452029
Leucadia National Corporation  COM             527288104    41759   1480822 SH       Sole                  1480822
MDC Holdings                   COM             552676108    48807    855512 SH       Sole                   855512
Martin Marietta Materials      COM             573284106    74264    714692 SH       Sole                   714692
Merrill Lynch & Co., Inc.      COM             590188108     4054     43540 SH       Sole                    43540
Microsoft Corporation          COM             594918104      486     16284 SH       Sole                    16284
Mohawk Industries              COM             608190104   101823   1360174 SH       Sole                  1360174
Montpelier Re Holdings Ltd     COM             G62185106    17549    942994 SH       Sole                   942994
Nike Inc Cl B                  COM             654106103      321      3240 SH       Sole                     3240
Odyssey Re Holdings            COM             67612W108   153896   4125897 SH       Sole                  4125897
Old Republic Int'l Corp        COM                           1134     48721 SH       Sole                    48721
PepsiCo, Inc.                  COM             713448108      219      3500 SH       Sole                     3500
Pfizer Inc.                    COM             717081103     5111    197355 SH       Sole                   197355
Pitney Bowes Inc               COM             724479100     1252     27100 SH       Sole                    27100
State Street Corp              COM             857477103      742     11000 SH       Sole                    11000
Student Loan Corp              COM             863902102      437      2106 SH       Sole                     2106
Vulcan Materials Co            COM             929160109      243      2700 SH       Sole                     2700
Wal-Mart Stores, Inc.          COM             931142103    84990   1840398 SH       Sole                  1840398
Washington Post Co Cl B        COM             939640108     3138      4209 SH       Sole                     4209
Wells Fargo & Company          COM             949746101    60988   1715086 SH       Sole                  1715086
White Mountains Insurance Grou COM             G9618E107   133290    230036 SH       Sole                   230036
YUM! Brands Inc                COM             988498101   114131   1941000 SH       Sole                  1941000
REPORT SUMMARY                 31 DATA RECORDS            1114069            0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED